Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.001
Shares Authorized	10,000,000
Shares Issued	0
Shares Outstanding	0
Common Stock Par Value	$ 0.001
Shares Authorized	190,000,000
Shares Issued	32,304,000
Shares Outstanding	32,304,000